CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME
Net revenues	¥ 8,520,978	$ 1,337,127	¥ 3,819,712	¥ 1,549,354
Cost of revenues	(4,848,918)	(760,901)	(2,292,153)	(968,410)
Gross profit	3,672,060	576,226	1,527,559	580,944
Operating expenses:
Selling expenses (including share-based compensation expenses of RMB6,250, RMB142,325 and RMB48,615 allocated from Relx Inc. ("the former parent") and corporate expenses allocated to Relx Inc. of RMB1,197, RMB1,744 and nil for the years ended December 31, 2019, 2020 and 2021, respectively (Note 21))	(520,694)	(81,708)	(443,154)	(359,404)
General and administrative expenses (including share-based compensation expenses of RMB45,205, RMB593,473 and RMB381,977 allocated from Relx Inc. and corporate expenses allocated to Relx Inc. of RMB3,764, RMB7,298 and nil for the years ended December 31, 2019, 2020 and 2021, respectively (Note 21))	(672,748)	(105,569)	(771,971)	(133,221)
Research and development expenses (including share-based compensation expenses of RMB1,259, RMB193,300 and RMB43,540 allocated from Relx Inc. and corporate expenses allocated to Relx Inc. of RMB1,158, RMB2,931 and nil for the years ended December 31, 2019, 2020 and 2021, respectively (Note 21))	(179,913)	(28,232)	(299,285)	(31,933)
Total operating expenses	(1,373,355)	(215,509)	(1,514,410)	(524,558)
Income from operations	2,298,705	360,717	13,149	56,386
Other income:
Interest income, net	72,414	11,363	32,407	745
Investment income	94,222	14,785	20,352
Others, net	194,209	30,476	36,523	16,541
Income before income tax	2,659,550	417,341	102,431	73,672
Income tax expense	(631,426)	(99,085)	(230,532)	(25,924)
Net income/(loss)	2,028,124	318,256	(128,101)	47,748
Less : net income attributable to noncontrolling interests	3,411	535
Net income/(loss) attributable to RLX Technology Inc.	2,024,713	317,721	(128,101)	47,748
Other comprehensive (loss)/income:
Foreign currency translation adjustments	(149,188)	(23,411)	141	(805)
Total other comprehensive (loss)/income	(149,188)	(23,411)	141	(805)
Total comprehensive income/(loss)	1,878,936	294,845	(127,960)	46,943
Less: total comprehensive income attributable to noncontrolling interests	3,411	535
Total comprehensive income/(loss) attributable to RLX Technology Inc.	¥ 1,875,525	$ 294,310	¥ (127,960)	¥ 46,943
Net income /(loss) per ordinary share
- Basic | (per share)	¥ 1.445	$ 0.227	¥ (0.089)	¥ 0.033
- Diluted | (per share)	¥ 1.436	$ 0.225	¥ (0.089)	¥ 0.033
Weighted average number of ordinary shares
-Basic	1,401,371,494	1,401,371,494	1,436,815,570	1,436,815,570
-Diluted	1,409,690,879	1,409,690,879	1,436,815,570	1,436,815,570